Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted	$ (0.06)	$ (0.16)	$ (0.25)
Diluted	312,485,140	285,979,036	259,852,204